Alpha Intelligent - Large Cap Value ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.1%
Aerospace/Defense — 2.3%
Lockheed Martin Corp.	41	$16,966

Aerospace/Defense - Equipment — 1.3%
L3Harris Technologies, Inc.	41	9,839

Agricultural Biotech — 1.8%
Corteva, Inc.	238	13,697

Apparel Manufacturers — 2.5%
Hanesbrands, Inc.	741	8,284
VF Corp.	226	10,098
		18,382
Automobile - Medium and Heavy Duty Trucks — 1.5%
PACCAR, Inc.	120	10,982

Beverages - Non-Alcoholic — 11.0%
Coca-Cola Co.	333	21,369
PepsiCo, Inc.	343	60,011
		81,380
Building-Residential/Commercial — 1.2%
NVR, Inc. (a)	2	8,786

Broadcast Service/Program — 1.6%
Fox Corp. - Class B	396	12,236

Cable and Satellite TV — 2.4%
Charter Communications, Inc. - Class A (a)	15	6,482
Comcast Corp. - Class A	304	11,406
		17,888
Commercial Services - Finance — 2.4%
Automatic Data Processing, Inc.	74	17,843

Computer Services — 2.9%
Cognizant Technology Solutions Corp. - Class A	311	21,136

Cosmetics and Toiletries — 1.7%
Colgate-Palmolive Co.	161	12,677

Data Processing/Management — 2.5%
Fiserv, Inc. (a)	68	7,186
Paychex, Inc.	88	11,289
		18,475
Distribution/Wholesale — 1.2%
Fastenal Co.	170	8,731

Diviersified Manufacturing Operations — 1.9%
Parker-Hannifin Corp.	49	14,165

Drug Delivery Systems — 3.0%
Becton Dickinson and Co.	90	21,988

E-Commerce/Services — 1.2%
Uber Technologies, Inc. (a)	373	8,747

Electric-Distribution - 2.3%
Sempra Energy	101	16,746

Electronic Components and Semiconductors — 4.7%
Microchip Technology, Inc.	201	13,841
Texas Instruments, Inc.	115	20,572
		34,413
Electronic Measuring Instruments — 1.7%
Agilent Technologies, Inc.	92	12,337

Fiduciary Banks — 2.4%
Northern Trust Corp.	100	9,978
The Bank of New York Mellon Corp.	185	8,040
		18,018
Finance - Credit Card — 3.3%
American Express Co.	112	17,250
Discover Financial Services	70	7,070
		24,320
Finance - Investing Banking — 2.9%
Charles Schwab Corp.	310	21,406

Machinery - Construction and Mining — 1.8%
Caterpillar, Inc.	66	13,084

Medical - Biomedical/ Genetics — 0.9%
BioMarin Pharmaceutical, Inc. (a)	75	6,454

Medical - Drugs — 1.2%
Bristol-Myers Squibb Co.	117	8,632

Medical - HMO — 1.7%
Humana, Inc.	26	12,532

Medical Products — 5.0%
Abbott Laboratories	124	13,496
Medtronic PLC (b)	255	23,593
		37,089
Medical - Wholesale Drug Distributor — 1.0%
AmerisourceBergen Corp.	50	7,296

Multi-Line Insurance — 4.5%
American International Group, Inc.	161	8,335
Chubb Ltd. (b)	89	16,789
MetLife, Inc.	125	7,906
		33,030
Oil Companies, Exploration and Production — 1.8%
EOG Resources, Inc.	121	13,458

Oil - Field Services — 0.9%
Baker Hughes Co.	262	6,731

Private Equity — 3.1%
KKR & Co., Inc.	415	23,016

Property/Casualty Insurance — 0.9%
The Travelers Cos., Inc.	40	6,348

Retail - Discount - 1.2%
Costco Wholesale Corp.	17	9,202

Telephone - Integrated — 1.8%
Verizon Communications, Inc.	285	13,164

Transportation - Rail — 5.9%
Union Pacific Corp.	191	43,414

Transportation Services — 1.6%
FedEx Corp.	50	11,655

Web Portals/ISP — 4.1%
Alphabet, Inc. - Class A (a)	258	30,011
TOTAL COMMON STOCKS (Cost $718,204)		716,274

Real Estate Investment Trust (REITs) — 1.0%
Public Storage	24	7,834
TOTAL REITS (Cost $7,370)		7,834

MONEY MARKET FUNDS — 1.8%
First American Government Obligations Fund - Class X, 1.44% (c)	13,244	13,244
TOTAL MONEY MARKET FUNDS (Cost $13,244)		13,244

Total Investments (Cost $738,818) - 99.9%		737,352
Other assets and liabilities, net — 0.1%		620
TOTAL NET ASSETS — 100.0%		$737,972

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$716,274	$-	$-	$716,274
Real Estate Investment Trusts (REITs)	7,834	-	-	7,834
Money Market Funds	13,244	-	-	13,244
Total Investments - Assets	$737,352	$-	$-	$737,352

* See the Schedule of Investments for industry classifications.